GOODWILL (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2020
INTANGIBLE ASSETS
Impairment Losses	$ 33,630	$ 6,170
Goodwil		$ 48,132,000	$ 3,585,000	$ 3,585,000	$ 10,920	$ 6,171,000